Asset Impairment, Exit, Implementation And Integration Costs (Pre-Tax Asset Impairment, Exit, Implementation And Integration Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Integration Costs	$ 3	$ 18	$ 49
Pre-Integration And Pre-Restructuring Program [Member] | Cigarettes [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	178	24	115
Implementation Costs	1	75	139
Integration Costs
Total	179	99	254
Pre-Integration And Pre-Restructuring Program [Member] | Smokeless Products [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	32	6	193
Integration Costs	3	16	43
Total	35	22	236
Pre-Integration And Pre-Restructuring Program [Member] | Cigars [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	4
Integration Costs		2	9
Total	4	2	9
Pre-Integration And Pre-Restructuring Program [Member] | Wine [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs			3
Integration Costs		2	6
Total		2	9
Pre-Integration And Pre-Restructuring Program [Member] | Financial Services [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs			19
Total			19
Pre-Integration And Pre-Restructuring Program [Member] | General Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	8	6	91
Total	8	6	91
Pre-Integration And Pre-Restructuring Program [Member] | Total Products By Line [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	222	36	421
Implementation Costs	1	75	139
Integration Costs	3	20	58
Total	$ 226	$ 131	$ 618